Taxes (Details Narrative) - HCYC Group Company Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Current Income Tax Expense (Benefit)
HONG KONG
Income Tax Examination, Description	the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits		the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits